Label	Element	Value
Amplify Bitcoin Max Income Covered Call ETF | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	75.10%
Amplify Bitcoin Max Income Covered Call ETF | Cboe Bitcoin U.S. ETF Index, Expiration 01/16/2026 Exercise Price 2605.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.90%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Amplify Bitcoin Max Income Covered Call ETF | Cboe Mini Bitcoin U.S. ETF Index Expiration 01162026 Exercise Price: 260.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Amplify Bitcoin Max Income Covered Call ETF | Cboe Mini Bitcoin U.S. ETF Index Expiration 10032025 Exercise Price: 281.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%